Segments	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segments

Note 17 — Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in unaudited interim condensed financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. The Company has determined that it has two operating segments: (1) central processing algorithm services and (2) intelligent chips and services.

The following tables present summary information by segment for the Six Months Ended June 30, 2023, and 2024:

	Central processing algorithm services	Intelligent chips and services	Total for the six months ended June 30, 2023
	RMB	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	253,706,643	9,935,513	263,642,156	38,069,970
Cost of revenues	173,201,125	9,894,059	183,095,184	26,438,974
Gross profit	80,505,518	41,454	80,546,972	11,630,996
Depreciation and amortization	528,001	13,553	541,554	78,200
Total capital expenditures	79,977,517	27,901	80,005,418	11,552,796

	Central processing algorithm services	Intelligent chips and services	Total for the six months ended June 30, 2024
	RMB	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	290,441,871	-	290,441,871	40,753,476
Cost of revenues	202,960,891	-	202,960,891	28,478,544
Gross profit	87,480,980	-	87,480,980	12,274,932
Depreciation and amortization	642,951	-	642,951	90,216
Total capital expenditures	3,294	-	3,294	462

Total assets as of:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Central processing algorithm services	410,520,259	766,786,239	107,591,938
Total assets	410,520,259	766,786,239	107,591,938

The Company’s operations are primarily based in the mainland PRC, Hong Kong and international, where the Company derives a substantial portion of their revenues. Management also reviews consolidated financial results by business locations. Disaggregated information of revenues by geographic locations are as follows:

	For the six months ended June 30, 2023	For the six months ended June 30, 2024	For the six months ended June 30, 2024
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Mainland PRC revenues	253,706,643	239,512,194	33,607,255
Hong Kong revenues	-	31,038,985	4,355,250
International revenues	9,935,513	19,890,692	2,790,971
Total revenues	263,642,156	290,441,871	40,753,476